BUSINESS COMBINATIONS	12 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3 -	BUSINESS COMBINATIONS

Acquisition of Bond

On April 1, 2013, the Company acquired 100% equity interest of the Bond Group, a Singapore headquartered mechanical and electrical solutions service contractor of residential, commercial or industrial building construction and renovation projects in Malaysia and Singapore. The nominal purchase price was $73,000 combined of cash and ordinary shares, with a total fair value of approximately $73,805 as of the acquisition date, which consisted of:

1)
Cash consideration of $36,500, of which $16,390 was paid in April 2013, $5,510 was paid in September 2013, and $14,600 was paid in September 2014 ; the cash consideration installments due in September 2013 and September 2014 had present values of $5,383 and $13,286, respectively as of the acquisition date.

2)	Share consideration consisting of 1,407,907 ordinary shares with a market value of $16,909 on April 1, 2013 were issued and transferred by the Company on May 30, 2013;

3)
Incentive shares issuable to the selling shareholders (“Incentive Shares for Bond”) in two equal installments with acquisition-date fair values of $10,941 and $10,896, respectively. Issuance of Incentive Shares for Bond is subject to Bond achieving pre-determined net income performance targets. The Incentive Shares for Bond, if earned, are to be issued within 30 days after the filing of the Company’s annual report on Form 20-F for the fiscal years 2014 and 2015, respectively. The net income performance targets for the Incentive Shares for Bond are as follows:

	First installment	Second installment
Basis of performance target	Net income for the year ending December 31, 2013	Net income for the year ending December 31, 2014
Target net income	$8,806	$10,567
Nominal value of shares	$10,950	$10,950
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2013	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014

4)
Premium shares issuable to the selling shareholders (“Premium Shares for Bond”) are capped at 15% of the total Incentive Shares for Bond, or $3,300, which are subject to Bond achieving a pre-determined compound annual growth rate (“CAGR”) performance target of more than 20% for the two-year period from January 1, 2013 to December 31, 2014. The Premium Shares for Bond, if earned, are to be delivered within 30 days after the filing of the Company’s annual report on Form 20-F for the fiscal year 2015. The CAGR performance targets for the Premium Shares for Bond for the two-year period are as follows:

CAGR performance target	Premium shares issuable

21%	3% of Incentive Shares for Bond

22%	6% of Incentive Shares for Bond

23%	9% of Incentive Shares for Bond

24%	12% of Incentive Shares for Bond

25% and above	15% of Incentive Shares for Bond

As the Incentive Shares for Bond and Premium Shares for Bond are not subject to any service condition of the selling shareholders, they were determined to be within the scope of ASC 820 (note 16). In accordance with ASC 815, “Derivatives and Hedging” (“ASC 815”), the Incentive and Premium Shares for Bond are not considered fixed-for-fixed and therefore, are classified as liabilities as of June 30, 2014 and 2015, respectively. Until the contingency is resolved, the change in fair value of the Incentive Shares for Bond and Premium Shares for Bond are recognized in earnings. As of acquisition date, the fair value of the contingent consideration ranges from $21,837 to $25,112, depending on whether the 20% - 25% CAGR performance targets disclosed above are achievable.

The acquisition date fair value of the considerations as of the acquisition date is summarized in the below table:

Considerations		Fair value as at April 1, 2013

1)	Cash consideration (i)	$35,059

2)	Ordinary shares	16,909

3)	Incentive Shares for Bond (ii)	21,837

4)	Premium Shares for Bond (iii)	-

Total consideration		$73,805

(i) The cash installments of $16,390, $5,510 and $14,600 were paid in May 2013, September 2013 and September 2014, respectively. There was no cash consideration outstanding as of June 30, 2015.

(ii) The first and second installments of the Incentive Shares for Bond had fair values of $15,887 and $10,791 respectively as of June 30, 2014, which was recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively as of June 30, 2014. Bond achieved the performance target of the first installment of the Incentive Shares and a total number of 648,697 shares were issuable as of June 30, 2014. Those shares were issued in October 2014. The performance target for the second installment was also achieved, and a total number of 461,107 shares were issuable as of June 30, 2015. The fair value of these shares was $11,080 as of June 30, 2015 and was recorded in the current portion of acquisition- related consideration liabilities.

(iii) The probability of achieving the growth rate performance target set for Premium Shares for Bond was assessed to be not more than likely as of June 30, 2013. Based on the reassessment of Bond’s performance as of June 30, 2014, the probability of achieving the growth rate performance target of 25% CAGR was assessed to be more than likely. The correspondent premium shares for Bond’s achieving 25% CAGR is 15% of Incentive Shares for Bond, or 163,401 shares. The fair value of the premium incentive shares was $4,001 at June 30, 2014, and was recorded as non-current portion of acquisition-related consideration liabilities. The change in assessment of growth rate performance in 2014 resulted in higher fair value of Premium Shares for Bond to be paid to the selling shareholders, which caused a reduction of net income, basic earnings per share, and diluted earnings per share by $4,002, $0.07 and $0.07, respectively. The performance target of 25% and above CAGR growth for premium shares was achieved, hence a total number of 166,471 shares were issuable as of June 30, 2015. The fair value of these shares was $4,001 as of June 30, 2015 and was recorded as current portion of acquisition- related consideration liabilities.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

April 1, 2013
Cash and cash equivalents	$4,460
Time deposits with original maturities over three months	7,486
Restricted cash	242
Accounts receivable	9,966
Cost and estimated earnings in excess of billings	6,340
Other receivables	883
Advances to suppliers	110
Inventories	133
Deferred tax assets	105
Assets held for sale	2,951
Property, plant and equipment	4,891
Prepaid land leases	5,884
Intangible assets	14,359
Investments in equity investees	261
Total identifiable assets acquired	58,074

Short-term bank loans	5,532
Accounts payable	8,655
Deferred revenue	2,315
Income tax payable	1,015
Other tax payable	142
Accrued liabilities	314
Deferred tax liabilities	3,791
Long-term bank loans	2,257
Total liabilities assumed	24,020

Net identifiable assets acquired	34,054

Goodwill	39,751
Net assets acquired	$73,805

The fair value of accounts receivable acquired was $9,966. Gross contractual accounts receivable acquired totaled $10,720 and the Company’s best estimate of the contractual cash flows not expected to be collected at acquisition date totaled $754.

The identified intangible assets include acquired customer relationship of $2,900, with an estimated useful life of 57 months, and acquired order backlog of $11,459, with an estimated useful life of 21 to 33 months. Intangible assets were valued using the multi-period excess earnings method.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition, and was assigned to the mechanical and electrical solutions segment.

The Company recognized $548 of acquisition-related cost in general and administrative expenses in the statement of comprehensive income for the year ended June 30, 2013.

For the year ended June 30, 2013, Bond contributed approximately $22,795 to the Company’s total net revenues, and approximately $1,791 to the Company’s net income.